Segmented Information	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Segmented Information

14.	SEGMENTED INFORMATION
(a) Segment revenues and results
The Company manages its reportable operating segments by operating mines and significant development projects. The Company operates in three principal geographical areas - Canada, Mexico and Turkey. The Young-Davidson and Island Gold mines operate in Canada, and the Mulatos mine operates in Sonora, Mexico. In addition, the Company owns the Kirazlı project in Turkey. As of January 1, 2020, the El Chanate mine in Sonora Mexico is in the reclamation phase and is no longer considered an operating segment by management; the results from El Chanate have been included in the comparative period only. The results from operations for these reportable operating segments are summarized in the following tables:

Year Ended December 31, 2020
	Young-Davidson	Mulatos	Island Gold	Corporate /other[1]	Total
Operating revenues	$239.4	$261.7	$247.0	—	$748.1
Cost of sales
Mining and processing	133.9	120.9	57.8	—	312.6
Royalties	3.7	1.3	5.2	—	10.2
COVID-19 costs	—	2.0	4.5	—	6.5
Amortization	63.7	44.6	44.4	—	152.7
	201.3	168.8	111.9	—	482.0
Expenses
Exploration	—	4.2	1.0	2.0	7.2
Corporate and administrative	—	—	—	21.0	21.0
Share-based compensation	—	—	—	10.3	10.3
Earnings (loss) from operations	$38.1	$88.7	$134.1	($33.3)	$227.6
Finance expense					(4.3)
Foreign exchange loss					(1.4)
Other loss					(3.7)
Earnings before income taxes					$218.2
1. Corporate/other consists of corporate balances and exploration, development projects and mines in reclamation. During the construction phase of Kirazlı, all operating costs are capitalized to the project, however costs that are expensed are included in the Corporate and other segment.

Year Ended December 31, 2019
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$262.1	$194.4	$207.3	$19.3	—	$683.1
Cost of sales
Mining and processing	146.6	107.8	64.2	20.4	—	339.0
Royalties	4.4	3.1	9.9	—	—	17.4
Amortization	80.1	28.0	55.3	1.6	—	165.0
	231.1	138.9	129.4	22.0	—	521.4
Expenses
Exploration	—	3.6	1.1	—	2.0	6.7
Corporate and administrative	—	—		—	19.8	19.8
Share-based compensation	—	—		—	9.2	9.2
Earnings (loss) from operations	$31.0	$51.9	$76.8	($2.7)	($31.0)	$126.0
Finance expense						(2.5)
Foreign exchange gain						0.3
Other gain						5.1
Earnings before income taxes						$128.9
1. Corporate/other consists of corporate balances and exploration, development projects and mines in reclamation. During the construction phase of Kirazlı, all operating costs are capitalized to the project, however costs that are expensed are included in the Corporate and other segment.
(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Young-Davidson	$1,652.8	$1,595.8	$275.8	$264.6
Mulatos	420.9	411.3	120.1	102.6
Island Gold	995.0	921.4	301.1	269.4
Kirazlı	152.6	147.5	15.6	14.9
Corporate/other	415.2	320.5	72.4	49.7
Total assets and liabilities	$3,636.5	$3,396.5	$785.0	$701.2